Fair Value Measurements and Investments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the categorization and fair value estimate of the Company’s financial instruments that are measured on a recurring basis pursuant to the above fair value hierarchy levels as of December 31, 2021 and 2020:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets
Investments in mutual funds and other	$500	$—	$—	$500
Cash surrender value of company-owned life insurance	—	565	—	565
Total financial assets	$500	$565	$—	$1,065
Financial liabilities
Warrant liabilities - Public warrants	$27,063	$—	$—	$27,063
Warrant liabilities - Private warrants	—	—	742	742
Total financial liabilities	$27,063	$—	$742	$27,805

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Investments in mutual funds and other	$584	$—	$—	$584
Cash surrender value of company-owned life insurance	—	857	—	857
Total financial assets	$584	$857	$—	$1,441

Schedule of Significant Unobservable Inputs into the Valuation Model for Private Warrants	The inputs into the Valuation Model for the private warrants, including some significant unobservable inputs, were as follows:

December 31, 2021
Risk-free rate of return	1.19%
Expected volatility	35.06%
Expected dividend yield	2.20%
Expected term (years)	4.48
Exercise price per share	$11.50
Asset price per share	$12.86

Schedule of Changes in Level 3 Liabilities measured at Fair Value
The following table presents changes in Level 3 financial liabilities measured at fair value for the period from June 24, 2021 to December 31, 2021:

Private Warrants
Balance at Business Combination	$675
Change in fair value	67
Balance at end of period	$742